Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Core Plus Bond Fund))	0 Months Ended
Nov. 28, 2012
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 years or lifetime	5.78%
Class A
Average Annual Return:
1 Year	2.60%
5 Years	6.50%
10 years or lifetime	5.30%
Class A | after taxes on distributions
Average Annual Return:
1 Year	1.35%
5 Years	4.81%
10 years or lifetime	3.64%
Class A | after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.66%
5 Years	4.54%
10 years or lifetime	3.52%
Class B
Average Annual Return:
1 Year	2.70%
5 Years	6.49%
10 years or lifetime	5.17%
Class C
Average Annual Return:
1 Year	5.69%
5 Years	6.71%
10 years or lifetime	5.03%
Institutional Class
Average Annual Return:
1 Year	7.76%
5 Years	7.78%
10 years or lifetime	6.09%
Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/11)
1 Year	7.09%
5 Years	7.27%
Lifetime	4.97%